Prospectus Supplement
dated February 8, 1999 to:

PUTNAM VARIABLE TRUST (THE "TRUST")                    50073 2/99
Prospectuses dated April 30, 1998 and April 30, 1998, as revised
July 2, 1998

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT International New Opportunities Fund, Putnam VT New Opportunities Fund and Putnam VT Research Fund is replaced with the following:

                                    BUSINESS EXPERIENCE
                           YEAR    (AT LEAST 5 YEARS)
                           ----    -----------------------------


PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND

Robert Swift               1996    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

J. Peter Grant          1996       Employed as an investment
Senior Vice President                   professional by Putnam
                                   Management since 1973.

Stephen Oler            1998       Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1997. Prior
                                   to June 1997, Mr. Oler was a
                                   Vice President at Templeton
                                   Investments, and prior to
                                   March 1996 was a Senior Vice
                                   President at Baring Asset
                                   Management Co.

Jack P. Chang           1999       Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1997.
                                   Prior to July 1997, Mr. Chang
                                   was a Vice President and
                                   Portfolio Manager at Columbia
                                   Management.

PUTNAM VT NEW
OPPORTUNITIES FUND

Carol C. McMullen       1996       Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1995.  Prior
                                   to June 1995, Ms. McMullen was
                                   Senior Vice President of
                                   Baring Asset Management.

Daniel L. Miller        1994       Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1983.

Jeffrey R. Lindsey      1999       Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1994.
                                   Prior to April 1994, Mr.
                                   Lindsey was Vice President at
                                   Strategic Portfolio
                                   Management, Inc.

PUTNAM VT RESEARCH FUND

Putnam Management's Global Equity Research Team has primary responsibility for the day-to-day management of the fund's portfolio